Personnel expenses	12 Months Ended
Dec. 31, 2019
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Salaries[1]	6,518	6,448	6,154
Variable compensation – performance awards[2]	2,755	2,995	3,151
of which: guarantees for new hires	29	43	36
Variable compensation – other[2]	246	243	252
of which: replacement payments[3]	56	72	72
of which: forfeiture credits	(86)	(136)	(107)
of which: severance payments[4]	125	123	113
of which: retention plan and other payments	56	66	63
of which: Deferred Contingent Capital Plan – interest expense	94	119	111
Financial advisor compensation[2,5]	4,043	4,054	4,064
Contractors	381	489	460
Social security	799	791	814
Pension and other post-employment benefit plans	787	457[6]	723
Other personnel expenses	555	654	581
Total personnel expenses	16,084	16,132	16,199
1 Includes role-based allowances. 2 Refer to Note 30 for more information. 3 Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS. 4 Includes legally obligated and standard severance payments. 5 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 6 Changes to the pension fund of UBS in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

UBS AG
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 6 Personnel expenses

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Salaries[1]	5,183	5,199	5,423
Variable compensation – performance awards[2]	2,545	2,794	3,054
of which: guarantees for new hires	29	43	36
Variable compensation – other[2]	225	220	231
of which: replacement payments[3]	55	68	70
of which: forfeiture credits	(84)	(136)	(106)
of which: severance payments[4]	110	106	95
of which: retention plan and other payments	52	64	62
of which: Deferred Contingent Capital Plan – interest expense	93	116	110
Financial advisor compensation[2,5]	4,043	4,054	4,064
Contractors	147	184	318
Social security	627	629	731
Pension and other post-employment benefit plans[6]	569	363	601
Other personnel expenses	461	549	531
Total personnel expenses	13,801	13,992	14,952
1 Includes role-based allowances. 2 Refer to Note 30 for more information. 3 Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS. 4 Includes legally obligated and standard severance payments. 5 Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 6 Changes to the pension fund of UBS AG in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.